Stock-Based Compensation Awards - Schedule of Stock Options (Details) - 2019 Stock Incentive Plan [Member] - USD ($)		3 Months Ended
	Dec. 31, 2024	Mar. 31, 2025
Schedule of Stock Options [Line Items]
Options, Ending Balance	8,817	8,817
Weighted-Average Exercise Price,Ending Balance (in Dollars per share)	$ 44.3	$ 44.3
Total Intrinsic Value, Ending Balance (in Dollars)
Weighted-Average Remaining Contractual Life (Years), Ending Balance	5 years 6 months	5 years 2 months 12 days
Options, Vested and exercisable		8,662
Weighted Average Exercise Price, Vested and exercisable (in Dollars per share)		$ 44.9
Total Intrinsic Value, Vested and exercisable (in Dollars)
Weighted-Average Remaining Contractual Life (Years), Vested and exercisable		5 years 2 months 12 days
Options, Exercised
Options, Issued
Options, Forfeited / cancelled